As filed with the Securities and Exchange Commission
on January 4, 2012
Securities Act of 1933 Registration No. 033-51308
Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 83 ☑
and/or
☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 85 ☑

Highland Funds II

(Exact Name of Registrant as Specified in Charter)
c/o Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Mr. R. Joseph Dougherty
c/o Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
With a copy to:
Mr. Ethan Powell
c/o Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
It is proposed that this filing be effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☑	On January 10, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Parts A, B and C to the Highland Funds II (the “Registrant”) Post-Effective Amendment No. 71 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 73 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on October 21, 2011 (the “Post-Effective Amendment”) are incorporated herein by reference.
The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate January 10, 2012 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on October 21, 2011, which contains the Prospectus and the Statement of Additional Information describing Highland Alternative Income Fund, a series of the Registrant. The Post-Effective Amendment was initially scheduled to become effective on January 4, 2012. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment and is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas on this 4th day of January, 2012.

By:	/s/ R. Joseph Dougherty*
R. Joseph Dougherty
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ R. Joseph Dougherty* R. Joseph Dougherty	Chairman of the Board, President and Chief Executive Officer	January 4, 2012

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	January 4, 2012

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee	January 4, 2012

/s/ James F. Leary* James F. Leary	Trustee	January 4, 2012

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	January 4, 2012

/s/ Brian Mitts Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	January 4, 2012

* By:	/s/ Ethan Powell Ethan Powell Attorney-in-Fact

January 4,	2012